SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

14.SUBSEQUENT EVENTS

Management has evaluated subsequent events through May 17, 2021, the date the condensed consolidated financial statements were available for issuance. The following subsequent events were noted:

On April 28, 2021, the Company completed the Merger transaction as discussed in Note 1, which provides the Company with approximately $608.6 million of gross cash proceeds. On April 29, 2021, New Stem’s shares of Class A common stock began trading on the New York Stock Exchange under the ticker symbol “STEM” and warrants under ticker symbol “STEM WS.”

The Merger will be accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, STPK, who is the legal acquirer will be treated as the “acquired” company for financial reporting purposes and the Company will be treated as the accounting acquirer. As a result of the Merger, each outstanding share of the Company’s common stock, will convert into newly issued shares of STPK’s Class A common stock, as calculated pursuant to the terms of the Merger Agreement.

Concurrent with the Merger, the Company paid off certain existing notes payable including the revolving loan due to SPE member, the term loan due to former non-controlling interest holder, and the 2020 Credit Agreement. The total amount of the repayment was $45.4 million, of which approximately $2.7 million was related to accrued interest and $2.6 million was related to prepayment penalties required under the terms of the notes.

20.SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 15, 2021, the date the consolidated financial statements were available for issuance. The following subsequent events were noted:

In January 2021, the Company issued and sold convertible promissory notes payable to various investors with aggregate gross proceeds of $1.1 million under the same terms as the existing convertible notes.

In January 2021, the Company entered into a credit agreement to provide a total of $2.7 million towards the financing of certain energy storage systems owned and operated by the Company. The credit agreement has a stated interest of 5.45% and a maturity date of June 2031. The Company received an advance under the credit agreement of $1.9 million in January 2021. The repayment of advances received under this credit agreement is determined by the lender based on the proceeds generated by the Company through the operation of the underlying energy storage systems.